Employee Compensation	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Employee Compensation
Note 8: Employee Compensation
Stock Options
During the three months ended January 31, 2024, we granted a total of 1,113,853 stock options (1,322,817 stock options during the three months ended January 31, 2023) with a weighted-average fair value of $15.33 per option ($18.94 per option for the three months ended January 31, 2023).
To determine the fair value of the stock option tranches (i.e. the portion that vests each year) on the grant date, the following ranges of values were used for each option pricing assumption:

For stock options granted during the three months ended	January 31, 2024	January 31, 2023
Expected dividend yield	4.5%	4.5% - 4.6%
Expected share price volatility	17.4% - 17.6%	20.9%
Risk-free rate of return	3.3% - 3.4%	3.2%
Expected period until exercise (in years)	6.5 - 7.0	6.5 - 7.0
Exercise price ($)	118.50	122.31
 Changes to the input assumptions can result in different fair value estimates.
Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the three months ended	January 31, 2024	January 31, 2023	January 31, 2024	January 31, 2023
Current service cost	38	41	1	1
Net interest (income) expense on net defined benefit (asset) liability	(15)	(17)	11	11
Impact of plan amendments	-	(1)	(84)	-
Administrative expenses	3	2	-	-
Benefits expense	26	25	(72)	12
Government pension plans expense (1)	104	76	-	-
Defined contribution expense	105	81	-	-
Total pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income	235	182	(72)	12

(1)	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contributions Act.

We amended certain other employee future benefit plans in the first quarter of 202
4. Th
ese amendments have combined the administration of a few plans. In addition, we converted one defined contribution plan into a defined benefit plan and therefore brought a net asset on our Consolidated Balance Sheet equal to the surplus assets in that plan. This resulted in an
$84 million benefit of plan amendments that was recognized as a reduction in employee compensation expense. When there are surplus assets, we must assess their economic benefits to the bank. Given there is no
immediate economic benefits without further plan amendments, the $62 million in surplus assets of the combined plans are reduced to

$
nil through other comprehensive income.